INTANGIBLES AND GOODWILL - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Goodwill [Line Items]
Goodwill	$ 1,025	$ 4,448	$ 1,025
Impairment charge of goodwill	3,400	$ 0
Single Reporting Unit [Member]
Goodwill [Line Items]
Goodwill	8,900
Goodwill, estimated fair value	$ 5,500